Condensed Statement of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Operating and formation costs	$ 2,234,444	$ 795,219	$ 3,957,284	$ 856,681	$ 1,985,624
Related party administrative fees	60,000	60,000	120,000	80,000	100,000
Loss from operations	(2,294,444)	(855,219)	(4,077,284)	(936,681)	(2,085,624)
Change in fair value of warrant liabilities	1,992,979	(1,900,667)	3,712,705	(1,646,833)	(598,718)
Offering costs attributable to warrant liabilities				(6,835)	(6,835)
Interest earned on marketable securities held in Trust Account	389,967	19,485	487,063	23,982	104,868
Unrealized loss on marketable securities held in Trust Account	(28,344)	(7,711)	(43,154)	(3,403)	(33,626)
Other income (loss), net	2,354,602	(1,888,893)	4,156,614	(1,633,089)	(534,311)
Income before income taxes	60,158	(2,744,112)	79,330	(2,569,770)	(2,619,935)
Provision for income taxes	(51,057)		(51,057)
Net income (loss)	$ 9,101	$ (2,744,112)	$ 28,273	$ (2,569,770)	$ (2,619,935)
Class A Common Stock
Basic weighted average shares outstanding (in Shares)	25,875,000	25,875,000	25,875,000	16,296,961	21,125,342
Basic net income (loss) per share, Class A common stock subject to redemption (in Dollars per share)	$ 0	$ (0.08)	$ 0	$ (0.12)	$ (0.1)
Diluted weighted average shares outstanding	25,875,000	25,875,000	25,875,000	16,296,961	21,125,342
Diluted net income (loss) per share, Class A common stock subject to redemption	$ 0	$ (0.08)	$ 0	$ (0.12)	$ (0.1)
Non-Redeemable Common Stock
Basic weighted average shares outstanding (in Shares)	6,668,750	6,742,033	6,668,750	5,909,461	6,292,226
Basic net income (loss) per share, Class A common stock subject to redemption (in Dollars per share)	$ 0	$ (0.08)	$ 0	$ (0.12)	$ (0.1)
Diluted weighted average shares outstanding	6,668,750	6,742,033	6,668,750	5,909,461	6,292,226
Diluted net income (loss) per share, Class A common stock subject to redemption	$ 0	$ (0.08)	$ 0	$ (0.12)	$ (0.1)